SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
NOTE 11 -	SHARE-BASED COMPENSATION

A.	General

(1)
In connection with the transfer of all of the business operations and substantially all of the assets of Check-Cap LLC to the Company in 2009, the Company assumed the Check-Cap LLC 2006 Unit Option Plan (hereafter: the "2006 Plan”). According to the 2006 Plan, the Company is authorized to grant options to purchase ordinary shares of the Company to employees, directors and consultants of the Company. The options granted according to the 2006 Plan are generally exercisable for 10 years from the grant date unless otherwise determined by the Company's Board of Directors, vest over a period to be determined by the Company's Board of Directors, and have an exercise price to be determined by the Company's Board of Directors.

(2)
On January 15, 2015, the Board of Directors resolved to increase the number of ordinary shares by 4% of the Company's fully-diluted share capital (including the option pool) immediately following the consummation of the IPO. As a result, the number of the Company's ordinary shares reserved for issuance under the 2006 Plan increased by 967,747.

(3)	On April 6, 2015, the Company's Board of Directors resolved to increase the number of ordinary shares of the Company's reserved for issuance under the 2006 Plan by 1,718,540 shares.

(4)
On August 13, 2015, the shareholders approved and adopted the Check-Cap Ltd. 2015 Equity Incentive Plan (the “2015 Israeli Plan”) and the Check-Ltd. 2015 United States Sub-Plan to Check-Cap Ltd. 2015 Equity Incentive Plan (the “2015 U.S. Sub-Plan” and together with the 2015 Israeli Plan, the “2015 Plan”).  As of such date, the Company ceased to grant options under the 2006 Plan. All of the remaining shares authorized but unissued under the 2006 Plan were rolled over to the 2015 Plan.

B.	Details of share-based grants made by the Company

The following tables presents the grant dates, number of underlying shares and related exercise prices of awards granted to employees and non-employees during the years 2015, 2014, 2013 as well as the estimated fair value of the underlying ordinary shares on the grant date:

Grant date	No. of options	Expiration date	Exercise price		Fair value on grant date
May 15, 2013 (1)	38,473	February 24, 2025	$4.96		$3.04
June 6, 2013 (2)	117,750	June 12, 2023	$4.96		$3.04
October 14, 2014 (3)	581,542	October 14, 2024	(*	)	$3.01
February 24, 2015 (6)	302,420	February 24, 2025	$5.06		$2.73
March 15, 2015 (7)	60,484	March 15, 2025	$5.08		$2.71
May 19, 2015 (8)	523,621	May 19, 2025	$4.57		$2.50
June 1, 2015 (9)	48,387	June 1, 2025	$5.06		$2.80
June 3, 2015 (10)	189,043	June 3, 2025	$4.35		$2.60
August 13, 2015 (11)	324,750	August 13, 2025	$3.68		$1.80
August 13, 2015 (12)	425,000	August 13, 2025	$3.68		$1.85
October 20, 2015 (13)	38,369	October 20, 2025	$2.79		$1.72

Grant date	No. of warrants	Expiration date	Exercise price		Fair value on grant date
February 18, 2015	100,000	February 18, 2019	$7.50		$1.62
February 24, 2015	15,000	February 24, 2019	$6.00		$2.25
October 14, 2014 (4)	221,539	October 14, 2022	(*	)	$3.01
Various dates in 2015 (5)	87,127	Various dates in 2017	(**	)	$1.43

(*)  See Note 11B(3)
(**) See Note 11B(6)

(1)
38,473 ordinary shares issuable upon the exercise of options with an exercise price of $4.96 per ordinary share which the Company agreed that certain executive officers will be entitled to upon completion of the IPO. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $116. This amount is charged to statement of operations over the vesting periods.

(2)
On June 6, 2013, the Company's Board of Directors approved the grant of options to purchase 117,750 ordinary shares, at an exercise price of $4.96, to employees and consultants of the Company. Of such options, options to purchase 16,147 ordinary shares were vested on the grant date, options to purchase 67,583 ordinary shares will vest over two years, options to purchase 25,688 ordinary shares will vest over three years and options to purchase 8,332 ordinary shares will vest over four years. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $84. This amount is charged to statement of operations over the vesting periods.

(3)
On October 14, 2014, the Company's Board of Directors approved the grant of options to purchase 581,542 ordinary shares, at an exercise price of NIS 0.2 per share, to the Company's management. Management subsequently agreed that the exercise price of fifty-percent of such options will increase to equal the price at which the Company's ordinary shares are sold to the public in the IPO, or if units are sold in the IPO, the exercise price per share will increase to be equal to the effective price per share of the ordinary shares underlying the units sold to the public in the offering, and will vest and become exercisable only upon the consummation of the IPO. The remaining options with an NIS 0.2 exercise price will vest on a quarterly basis in eight equal installments during a period of 24 months from issuance. Upon the closing of the IPO on February 24, 2015, any unvested portion of these warrants became fully vested and exercisable. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $1.7 million. This amount is charged to statement of operations over the vesting periods.

(4)
In addition, in October 2014, the Company's Board of Directors approved the grant of warrants to purchase 221,539 ordinary shares NIS 0.2 par value of the Company at an exercise price of NIS 0.2 per share to Pontifax in consideration of their commitment to provide to the Company, for no consideration, business development services and a representative designated by Pontifax to serve as the chairman of the Company's Board of Directors. Pontifax subsequently agreed that the exercise price of fifty-percent of such warrants will increase to equal the price at which the Company's ordinary shares are sold to the public in the IPO or if units are sold in the IPO, the exercise price per share will increase to be equal to the effective price per share of the ordinary shares underlying the units sold to the public in the offering, and will vest and become exercisable only upon the consummation of the IPO prior to their expiration date. The remaining warrants with an NIS 0.2 exercise price will vest on a quarterly basis in eight equal installments during a period of 24 months from issuance. Upon the closing of the IPO on February 24, 2015, any unvested portion of these warrants became fully vested and exercisable.  In addition, Pontifax agreed to reduce the term of the warrants such that these warrants will now expire after eight years (instead of ten years) following their issuance, i.e., on October 14, 2022. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $667. This amount is charged to statement of operations over the vesting periods.

(5)
Certain finders engaged by the Company were entitled, according to the terms of their respective engagements with the Company, to be issued warrants to purchase ordinary shares upon and subject to the closing of a Private Placement pursuant to the credit line agreement dated August 20, 2014, as amended. On April 6, 2015, the Company's Board of Directors approved the grant of warrants to purchase 70,010 ordinary shares, at an exercise price of $ 5.06 per share. On October 20, 2015 the Company's Board of Directors approved the grant of additional warrants to purchase 17,117 ordinary shares, at an exercise price of NIS 0.2 per share. The warrants included in the two grants were fully (100%) vested on grant date. The compensation payment was based on the fair value on the grant date, and was estimated at approximately $125. This amount is charged to shareholders' equity as Private Placement issuance cost.

(6)
On January 15, 2015, the Company's shareholders approved the grant of options to certain members of the Company's Board of Directors to purchase 302,420 ordinary shares, at an exercise price equal to the effective price per share of the ordinary shares underlying the units sold to the public in the IPO. Following the IPO the effective exercise price was determined at$5.06 per share. The options shall vest over a period of three years commencing on the date of grant in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $826. This amount is charged to statement of operations over the vesting periods.

(7)
On April 6, 2015, the Company's shareholders approved the grant of options to purchase 60,484 ordinary shares, at an exercise price of $5.08, to a member of the Company's Board of Directors. The options shall vest over a period of three years commencing on the date of grant in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $164. This amount is charged to statement of operations over the vesting periods.

(8)
On May 19, 2015 the Company's shareholders approved the grant of options to purchase 463,137 ordinary shares, at an exercise price of $4.57, to the Company's president. The options shall vest over a period of four years commencing on the date of grant, such that 25% of the options shall vest on the first anniversary of the date of grant and thereafter, the remaining options will vest in monthly installments.

In addition, the Company's shareholders approved the grant of options to purchase 60,484 ordinary shares, at an exercise price of $4.57, to a member of the Company's Board of Director. The options shall vest over a period of three years commencing on the date of grant in quarterly installments.

The compensation expense was based on the fair value on the grant date, and was estimated at approximately $1.3 million. This amount is charged to statement of operations over the vesting periods.

(9)
On February 12, 2015, the Company's shareholders approved the grant of options to purchase 48,387 ordinary shares, at an exercise price of $5.06, to a member of the Company's Board of Directors, in consideration for certain business development services in Asia under a consulting agreement. The options shall vest over a period of three years commencing on the date of grant in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $136. This amount is charged to statement of operations over the vesting periods.

(10)
On June 3, 2015, the Company's Board of directors approved the grant of options to purchase 189,043 ordinary shares, at an exercise price of $4.35, to employees and consultants of the Company The compensation expense was based on the fair value on the grant date, and was estimated at approximately $491. This amount is charged to statement of operations over the vesting periods.

(11)
On August 13, 2015 the Company's Board of Directors approved the grant of options to purchase 324,750 ordinary shares to its CEO at an exercise price of $3.68. The options shall vest over a period of four years commencing on the date of grant, such that 25% of the options shall vest on the first anniversary of the date of grant and thereafter, the remaining options will vest in monthly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $586. This amount is charged to statement of operations over the vesting periods.

(12)
On August 13, 2015 the Company's Board of Directors approved the grant of options to purchase up to 425,000 ordinary shares to its CEO at an exercise price of $3.68. The options shall vest over a period of four years commencing on the date of grant, such that on each of the four anniversaries after the date of grant a number of options will vest and become exercisable calculated as follows: (a) 425,000 multiplied by a quotient equal to the aggregate number of our Series A Warrants and Long Term Incentive Warrants that have been exercised prior to the applicable anniversary measurement date (to be adjusted to reflect any stock splits, reverse splits, bonus shares and the like) divided by 8,500,000, less (b) the aggregate number of such options that vested prior to such vesting measurement date, provided that in no event shall more than 106,250 of such options vest during any 12-month period of his employment (to be accumulated on a `carry-forward` basis). The compensation expense was based on the fair value on the grant date, and was estimated at approximately $ 700. No expenses were recorded during the year ended December 31, 2015.

(13)
On October 20, 2015 the Company's Board of Directors approved the grant of options to purchase 38,369 ordinary shares to certain of the Company's employees at an exercise price of $2.79. The options shall vest over a period of four years commencing on the date of grant, such that 25% of the options shall vest on the first anniversary of the date of grant and thereafter, the remaining options will vest in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $58. This amount is charged to statement of operations over the vesting periods.

C.	Options Fair Value

Theparameters which were used in applying the model are as follows:

	Share price (in $)	Exercise price (in $)	Expected volatility (in %)	Option term (in years)	Risk free interest rate (in %)	Anticipated rate of dividends (in %)
May 15, 2013	3.04	4.96	55-62	5-6.5	1.47-1.79	0
June 6, 2013	3.04	4.96	40-60	5-10	0.75-2.25	0
October 14, 2014	3.01	See Note 11B (3).	50-60	5-6	1.45-1.72	0
February 18, 2015	5.06	7.50	55	4	1.36	0
February 24, 2015	5.12	6	56	4	1.29	0
February 24, 2015	5.12	5.06	55-62	5-6.5	1.47-1.79	0
March 15, 2015	5.08	5.08	55-61	5-6.5	1.59-1.92	0
May 19, 2015	4.22	4.57	44-60	5.5-7	1.62-2.03	0
June 1, 2015	4.18	5.06	56-61	5-6.5	1.50-2.20	0
June 3, 2015	4.35	4.35	56-61	5-10	1.50-2.20	0
August 13, 2015	3.44	3.68	55-60	5.5-7	1.58-1.94	0
August 13, 2015	3.44	3.68	55-60	5.5-7	1.58-1.94	0
October 20, 2015	3.00	2.79	57-61	5-10	1.75-2.28	0

D.	Effect of share-based compensation transactions on the Company's statements of operations

	For the year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Research and development, net	790	104	40
General and administrative	2,934	208	16
Total	3,724	312	56

E.	A summary of the Company's option activity related to options granted to employees, service providers and directors, and related information under the 2006 Plan and the 2015 Plan is as follows:

		Year ended December 31, 2015
	Number of options	Weighted average of exercise price (in $)	Average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	1,299,514	2.73	7.36	1,854
Granted	1,950,547	4.28
Exercised	(307,467)	0.05
Forfeited	(169,423)	4.60
Outstanding at the end of the year	2,773,171	4.01	7.99	(5,878)
Vested and expected to vest	2,768,825	4.01	7.98	(5,874)
Exercisable at the end of the year	1,092,544	3.89	5.94	(2,180)

		Year ended December 31, 2014
	Number of options	Weighted average of exercise price (in $)	Average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	771,446	3.02	5.55	510
Granted	581,542	2.56
Exercised	-	-
Forfeited	(53,474)	4.94
Outstanding at the end of the year	1,299,514	2.73	7.36	1,854
Vested and expected to vest	1,299,514	2.73	7.36	1,854
Exercisable at the end of the year	619,057	2.92	5.15	1,854

		Year ended December 31, 2013
	Number of options	Weighted average of exercise price (in $)	Average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	700,428	2.72	7.08	665
Granted	117,750	4.96
Exercised	-	-
Forfeited	(46,732)	3.42
Outstanding at the end of the year	771,446	3.02	5.55	510
Vested and expected to vest	771,446	3.02	5.55	510
Exercisable at the end of the year	594,916	2.84	6.01	500

The weighted average grant date fair values of options granted during the years ended December 31, 2015, 2014, 2013 were $2.26, $3.01 and $3.04, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the last date of the exercise period. No option was exercised during the years ended December 31, 2013 and 2014. The total intrinsic value of options exercised for the year ended December 31, 2015 was $1.5 million. As of December 31, 2015 and 2014, there was $1,896 and $2,198 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2006 Plan and the 2015 Plan. This cost is expected to be recognized over a period of up to 4 years.